Consolidated Group cash flow statement - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Cash flows from operating activities
Cash generated from operations	$ 2,093	$ 2,252	$ 1,609
Interest received	12	8	13
Interest paid	(160)	(167)	(90)
Tax paid	(404)	(225)	(242)
Net cash generated from operating activities	1,541	1,868	1,290
Cash flows from investing activities
Acquisition of businesses (net of cash acquired)	(335)	(351)	(657)
Disposals of businesses (net of cash disposed of)	380	7	201
Purchases of property, plant and equipment	(174)	(215)	(382)
Net proceeds from disposal of property, plant and equipment, assets held for sale and right of use assets	35	13	84
Purchases of intangible assets	(72)	(87)	(36)
Acquisition of associates and other investments	(6)	(5)	(11)
Disposal of interests in associates and other investments	0	32	18
Net cash used in investing activities	(172)	(606)	(783)
Cash flows from financing activities
Proceeds from the issue of shares	0	0	9
Purchase of own shares by Employee Benefit Trusts	0	(26)	(38)
Purchase of Treasury shares	(400)	(451)	(150)
Proceeds from the sale of Treasury shares	18	11	3
Proceeds from loans and derivatives	4	1,169	757
Repayments of loans	(375)	(566)	(2)
Lease liability capital payments	(296)	(295)	0
Finance lease capital payments	0	0	(3)
Dividends paid to shareholders	(1,036)	(327)	(445)
Net cash (used in)/generated from financing activities	(2,085)	(485)	131
Net cash (used)/generated	(716)	777	638
Effects of exchange rate changes	1	4	(10)
Cash, cash equivalents and bank overdrafts at the beginning of the year	1,867	1,086	458
Cash, cash equivalents and bank overdrafts at the end of the year	$ 1,152	$ 1,867	$ 1,086